Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Net income	$ 1,632	$ 2,332
Items not involving current cash flows	1,976	1,539
Profit loss after adjustment of non cash items	3,608	3,871
Changes in operating assets and liabilities	352	(153)
Cash provided from operating activities	3,960	3,718
INVESTMENT ACTIVITIES
Fixed asset additions	(1,441)	(1,650)
Proceeds from sale of (investment in) Lyft, Inc.	231	(220)
Increase in investments, other assets and intangible assets	(394)	(481)
Proceeds from dispositions	185	223
Acquisitions	(147)	(148)
Proceeds on sale of business	1,132
Cash used for investing activities	(434)	(2,276)
FINANCING ACTIVITIES
Issues of debt	47	172
(Decrease) increase in short-term borrowings	(1,124)	866
Repayments of debt	(149)	(171)
Issue of Common Share on exercise of stock options	44	50
Shares repurchased for tax withholdings on vesting of equity awards	(9)	(16)
Repurchase of Common Shares	(1,289)	(1,831)
Contributions to subsidiaries by non-controlling interests	4	4
Dividends paid to non-controlling interests	(22)	(69)
Dividends paid	(449)	(448)
Cash used for financing activities	(2,947)	(1,443)
Effect of exchange rate changes on cash, cash equivalents and restricted cash equivalents	11	(36)
Net increase (decrease) in cash, cash equivalents and restricted cash equivalents during the year	590	(37)
Cash, cash equivalents and restricted cash equivalents beginning of period	802	839
Cash, cash equivalents and restricted cash equivalents, end of period	$ 1,392	$ 802